Debt issued - Summary of bond issuances (Details)	Apr. 05, 2021 USD ($)	Feb. 12, 2018 GBP (£)	Jun. 01, 2017 GBP (£)	Apr. 26, 2016 GBP (£)	Aug. 19, 2014 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 12, 2018 USD ($)	Jun. 01, 2017 USD ($)	Apr. 26, 2016 USD ($)	Aug. 19, 2014 USD ($)
Debt issued
Principal amount | $						$ 1,022,557,000	$ 667,814,000
2022 Notes | Burford Capital Plc
Debt issued
Principal amount					£ 90,000,000						$ 143,176,000
Interest rate					6.50%						6.50%
Threshold indebtedness					£ 2,000,000
Coupon rate of treasury gilt					4.00%
Margin on treasury gilt yield					1.00%
Leverage ratio					50.00%
2024 Notes | Burford Capital Plc
Debt issued
Principal amount				£ 100,000,000						$ 144,020,000
Interest rate				6.125%						6.125%
Threshold indebtedness				£ 2,000,000
Coupon rate of treasury gilt				2.75%
Margin on treasury gilt yield				1.00%
Leverage ratio				50.00%
2026 Notes | Burford Capital Finance Llc
Debt issued
Principal amount			£ 175,000,000
Interest rate			5.00%						5.00%
Threshold indebtedness			£ 2,000,000
Coupon rate of treasury gilt			1.50%
Margin on treasury gilt yield			1.00%
Leverage ratio			50.00%
2026 Notes | Burford Capital Plc
Debt issued
Principal amount			£ 175,000,000						$ 225,803,000
Interest rate			5.00%						5.00%
2025 Notes | Burford Capital Finance Llc
Debt issued
Principal amount | $								$ 180,000,000
Interest rate		6.125%						6.125%
Threshold indebtedness		£ 2,000,000
Leverage ratio		50.00%
2028 Notes | Burford Capital Global Finance Plc
Debt issued
Principal amount | $	$ 400,000,000
Interest rate	6.25%
Threshold indebtedness | $	$ 5,000,000
2028 Notes | Burford Capital Global Finance Plc | Optional redemption with maintaining threshold principal
Debt issued
Principal outstanding (as percent)	50.00%
2028 Notes | Burford Capital Global Finance Plc | Change in control
Debt issued
Redemption price	101.00%
Aggregate principal amount percentage	40.00%
2028 Notes | Burford Capital Global Finance Plc | Cash proceeds from sale of assets not applied as permitted
Debt issued
Redemption price	100.00%
2028 Notes | Burford Capital Global Finance Plc | Before April 15, 2024
Debt issued
Redemption price	100.00%